INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of tax components recognized in the income statement

	December 31,	December 31,	December 31,
	2021	2020	2019
In millions of Colombian pesos
Current tax(1)
Fiscal term	(1,321,400)	(673,603)	(1,040,558)
Prior fiscal terms	71,932	4,723	(7,908)
Total current tax	(1,249,468)	(668,880)	(1,048,466)
Deferred tax
Fiscal term(2)	(530,926)	684,413	(210,898)
Adjustments for consolidation purposes	4,169	(8,947)	(3,600)
Total deferred tax	(526,757)	675,466	(214,498)
Total income tax(3)	(1,776,225)	6,586	(1,262,964)
(1)	The nominal income tax rate used in Colombia for the year 2021 is 31% and for the year 2020 it was 32%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 3% for the year 2021 and 4% for the year 2020.
(2)	The variation is mainly generated by the update of the deferred tax rate introduced by Law 2155 of 2021 from 33% to 38% in Colombia, for financial institutions.
(3)	See table 12.3 Reconciliation of the effective tax rate.

Schedule of reconciliation of the effective tax rate

The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the income statement for the periods ended December 31, 2021, 2020 and 2019 is detailed below:

	December 31,	December 31,	December 31,
Reconciliation of the tax rate	2021	2020	2019
In millions of Colombian pesos
Accounting profit	5,984,012	308,773	4,477,531
Applicable tax with nominal rate	(2,034,564)	(111,158)	(1,477,585)
Non-deductible expenses to determine taxable profit (loss)	(260,546)	(709,601)	(281,633)
Accounting and non-tax expense (income) to determine taxable profit (loss)	767,857	580,970	822,683
Differences in accounting bases(1)	(32,714)	(400,042)	(304,871)
Fiscal and non-accounting expense (income) to determine taxable profit (loss)	(285,191)	(270,326)	(434,929)
Ordinary activities income exempt from taxation	412,495	290,822	258,622
Ordinary activities income not constituting income or occasional tax gain	98,870	153,638	173,791
Tax deductions	226,064	112,746	151,011
Goodwill Depreciation	200,617	212,378	194,679
Tax depreciation surplus	140,384	156,998	100,286
Untaxed recoveries	(84,692)	(35,788)	(22,800)
Tax rate effect in other countries(2)	(384,669)	(139,106)	(27,038)
Prior fiscal terms	71,932	4,723	(7,908)
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)(3)	(612,068)	160,332	(407,272)
Total income tax	(1,776,225)	6,586	(1,262,964)
(1)	Difference between the technical accounting frameworks in force in Colombia and the full International Financial Reporting Standards (IFRS)
(2)	The variation originates from the adjustments for the different rates in the jurisdictions where Grupo Bancolombia is present.
(3)	The variation is mainly generated by the update of the deferred tax rate introduced by Law 2155 of 2021 from 33% to 38% in Colombia, for financial institutions.

Schedule of components recognized in Other Comprehensive Income

See Consolidated Statement of Comprehensive Income

December 31, 2021
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	7,444	(1,791)	5,653
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	3,994	48,153	52,147
Gains due to asset revaluation	-	(142)	(142)
Unrealized loss Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(61,052)	9,527	(51,525)
Loss on net investment hedge in foreign operations	(1,207,052)	493,346	(713,706)
Exchange differences arising on translating the foreign operations.	2,513,742	-	2,513,742
Unrealized gains on investments in associates and joint ventures using equity method	2,913	(982)	1,931
Net	1,259,989	548,111	1,808,100
(1)	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.

See Consolidated Statement of Comprehensive Income

December 31, 2020
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	8,556	(4,940)	3,616
Unrealized loss Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	(132,593)	37,736	(94,857)
Gains due to asset revaluation	3,561	(1,211)	2,350
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	53,311	(5,612)	47,699
Loss on net investment hedge in foreign operations	(341,792)	39,443	(302,349)
Exchange differences arising on translating the foreign operations.	339,475	-	339,475
Unrealized gains on investments in associates and joint ventures using equity method	5,020	(89)	4,931
Net	(64,462)	65,327	865
(1)	The tax related to financial instruments is segregated between equity instruments and debt instruments, in order to improve the presentation.

See Consolidated Statement of Comprehensive Income

December 31, 2019
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement expense related to defined benefit liability	(38,451)	14,835	(23,616)
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	56,496	(12,607)	43,889
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	27,675	-	27,675
Loss on net investment hedge in foreign operations	(60,258)	20,213	(40,045)
Exchange differences arising on translating the foreign operations.	104,955	-	104,955
Unrealized gains on investments in associates and joint ventures using equity method	8,151	(32)	8,119
Net	98,568	22,409	120,977
(1)	The tax related to financial instruments is segregated between equity instruments and debt instruments, in order to improve the presentation.

Schedule of deferred tax assets and liabilities

		Effect on				Adjustments for
	December 31,	Income	Effect on	Effect on	Foreign	consolidation	December 31,
	2020	Statement	OCI	Equity	Exchange	purposes	2021
In millions of Colombian pesos
Asset Deferred Tax:
Property and equipment	4,041	(1,413)	-	-	530	-	3,158
Employee Benefits	231,470	49,867	(1,798)	-	3,744	-	283,283
Deterioration assessment	860,229	(338,036)	-	-	91,976	437	614,606
Financial instruments evaluation	4,939	373	71	-	-	-	5,383
Tax credits settlement	73,051	(43,387)	-	-	-	-	29,664
Financial Obligations	45,601	194,501	-	-	-	-	240,102
Net investment coverage in operations abroad	346,956	167,456	493,346	-	2,186	-	1,009,944
Other deductions	111,930	(20,769)	-	-	621	-	91,782
implementation adjustment	400,123	(13,528)	-	-	23,409	-	410,004
Total Asset Deferred Tax	2,078,340	(4,936)	491,619	-	122,466	437	2,687,926
Liability Deferred Tax:
Property and equipment	(288,662)	(25,687)	(142)	-	(3,099)	-	(317,590)
Employee Benefits	(7)	-	7	-	-	-	-
Deterioration assessment	(14,875)	2,032	-	-	(4,082)	2,274	(14,651)
Financial instruments evaluation	(231,491)	148,753	57,609	(15,395)	(238)	1,458	(39,304)
Derivatives evaluation	(113,968)	(40,495)	-	-	-	-	(154,463)
Lease restatement	(237,852)	(13,010)	-	-	-	-	(250,862)
Investments in associates. Adjustment for equity method	(784)	(176,089)	(982)	5,119	-	-	(172,736)
Goodwill	(1,184,058)	(383,107)	-	-	(2,830)	-	(1,569,995)
Properties received in payment	(138,210)	(24,448)	-	-	(2,896)	-	(165,554)
Other deductions	(240,827)	(13,942)	-	(4,614)	(3,858)	-	(263,241)
implementation adjustment	(8,405)	3	-	-	(1,339)	-	(9,741)
Total Liability Deferred Tax	(2,459,139)	(525,990)	56,492	(14,890)	(18,342)	3,732	(2,958,137)
Net Deferred Tax	(380,799)	(530,926)	548,111	(14,890)	104,124	4,169	(270,211)

Schedule of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized

In accordance with IAS 12, no deferred tax credit was recorded, because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	December 31, 2021	December 31, 2020
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,800,928)	(1,219,380)
Foreign Subsidiaries	(17,966,532)	(4,547,635)

Schedule of fiscal losses and presumptive income excesses over net income

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2021.

		Deferred tax
Company	Base	recognized asset
In millions of Colombian pesos
Renting Colombia	89,501	29,536
Pasarela Colombia	366	128
Total	89,867	29,664

Schedule of uncertain positions

For Colombia, the Group recognizes uncertain tax positions according to the criteria established in the interpretation of IFRIC 23. Additionally, these positions were updated in the course of 2021. The movement of the provision as of December 2021 is presented below and 2020:

				Balance December
Balance December 2020	Update	Payments	Reversal	2021
113,522	8,760	-	(122,282)	-

The value of the uncertain tax position was recovered, taking into account that the tax returns on which it was constituted became final in the course of 2021.

				Balance December
Balance December 2019	Update	Payments	Reversal	2020
102,552	10,970	-	-	113,522